Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories:

	December 31, 2025	December 31, 2024
Raw materials and consumables	$18,514	$15,306
Work-in-progress	4,789	6,622
Finished goods	15,384	26,952
Service inventory	5,083	7,537
	$43,770	$56,417
In 2025, the amount of raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues amounted to $95,758,000 (2024 - $81,785,000).
In 2025, the Corporation recorded inventory impairments of $9,214,000 (2024 - $11,818,000) and reversed previously recorded impairments of $15,167,000 (2024 - $6,200,000) primarily related to the sale or consumption of inventory previously provided for including on certain onerous contracts, resulting in net positive (negative) inventory impairments of $5,953,000 (2024 - $(5,618,000)). Write-downs and reversals are included in either cost of product and service revenues, or research and product development expense, depending on the nature of inventory.